Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Components of Other Non-Current Assets:
Operating lease right-of-use asset	$ 13,059	$ 14,642
Other non-current assets	4,188	12,729
Total other non-current assets	98,977	27,911
FLNG derivative
Components of Other Non-Current Assets:
Oil derivative instrument	$ 81,730	$ 540